Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans
18.	EMPLOYEE BENEFIT PLANS

18.1 Retirement benefits

Contributions to the various retirement schemes are fully expensed during the year in which they are incurred. The cost of providing retirement benefits for the Company’s defined contribution plans for the fiscal year ended December 31, 2014 is $35.4 million for continuing operations and $nil for discontinued operations (fiscal 2013: $32.3 million for continuing operations and $nil for discontinued operations and fiscal 2012: $30.0 million for continuing operations and $62.8 million for discontinued operations).

18.2 Share option schemes—equity settled

The Company maintains prior stock plans (the Gold Fields Limited 2012 Share Plan, the Gold Fields Limited 2005 Share Plan, the Gold Fields Limited 2005 Non-Executive Share Plan and the GF Management Incentive Scheme) but no longer grants awards under these plans following the introduction of the Long Term Incentive Plan (“LTIP”) (refer note 18.3) and the plans will be closed once all options have vested and have been exercised or forfeited. The details of these plans are discussed below.

The charge for share-based compensation has been recognized in the statement of operations under the captions production costs, corporate expenditure and exploration expenditure. The cost for continuing operations the fiscal year ended December 31, 2014 is $26.0 million (fiscal 2013: $40.5 million and fiscal 2012: $45.5 million) and for discontinued operations is $nil (fiscal 2013: $4.6 million and fiscal 2012: $32.2 million).

The following information on share-based compensation expense is available for each plan:

	December 31, 2014	December 31, 2013		December 31, 2012
	Continuing operations	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations
(a) The Gold Fields Limited 2012 Share Plan
- Performance shares	12.0	18.8	1.1	13.1	7.6
- Bonus shares	12.3	11.9	0.8	8.7	5.0
(b) The Gold Fields Limited 2005 Share Plan	1.7	9.8	2.7	23.7	19.6

Total share-based compensation	26.0	40.5	4.6	45.5	32.2

Spin-off of Sibanye Gold during 2013 : The rules of the share plans make provision for an adjustment to the number of shares in the event there is a variation in the issued share capital as a result of corporate action. The share plans require that the fair market value of an employee’s share portfolio pre and post corporate action remain the same. In order to uphold this principle, an independent professional firm was contracted to provide a fairness opinion on the additional number of shares or changes to strike prices required to maintain the pre-spin-off value of the share portfolios of employees as a result of the Sibanye spin-off, which resulted in additional shares being awarded. There was no incremental share-based compensation resulting from this modification. The modification affected all employees who participated in the various share option schemes pre-spin-off and who remained employed by the Group post-spin-off. Furthermore, employees who ceased to be employed by the Group as a result of the spin-off are treated as “good leavers” in terms of the rules of the share plans. Good leavers are entitled to the vested portion of their shares based on the period that the shares were held up to vesting date. The unvested portion is forfeited in terms of the rules of the share plans.

(a) The Gold Fields Limited 2012 Share Plan: At the annual general meeting on May 14, 2012 shareholders approved the adoption of the Gold Fields Limited 2012 Share Plan to replace the Gold Fields Limited 2005 Share Plan. The plan provided for two methods of participation, namely the Performance Share Method, or PS and the Bonus Share Method, or BS. This plan sought to attract, retain, motivate and reward participating employees on a basis which sought to align the interests of such employees with those of the Company’s shareholders. No further allocations of options under this plan are being made following the introduction of the Long Term Incentive Plan (“LTIP”) (refer note 18.3) and the plan will be closed once all options have vested and have been exercised or forfeited. Currently the last vesting date is December 20, 2016.

The salient features of the plan are:

- PS were offered to participants annually in March. Quarterly allocations of PS were also made in June, September and December on a pro-rata basis to qualifying new employees. PS were performance-related shares, granted at zero cost (the shares are granted in exchange for the rendering of service by participants to the Company during the three-year restricted period prior to the share vesting period);

- based on the rules of the plan, the actual number of PS which would be settled to a participant three years after the original award date was determined by the company’s performance measured against the performance of seven other major gold mining companies (“the peer group”) based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group. Furthermore, for PS awards to be settled to members of the Executive Committee, an internal company performance target is required to be met before the external relative measure is applied. The internal target performance criterion has been set at 85% of the company’s planned gold production over the three-year measurement period as set out in the business plans of the company approved by the Board. In the event that the internal target performance criterion is met the full initial target award shall be settled on the settlement date. In addition, the Remuneration Committee has determined that the number of PS to be settled may be increased by up to 200% of the number of the initial target PS conditionally awarded, depending on the performance of the company relative to the performance of the peer group, based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group;

- the performance of the Company that will result in the settlement of shares is to be measured by the Company’s share price performance relative to the share price performance of a peer group of gold mining companies, over the three year period;

- BS were offered to participants annually in March; and

- based on the rules of the plan, the actual number of BS which would be settled to a participant in two equal tranches over a 9-month and an 18-month period after the original award date is determined by the employee’s annual cash bonus calculated with reference to actual performance against predetermined targets for the financial year ended immediately preceding the award date.

Details of the Performance shares and Bonus shares granted under this Plan are as follows:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the year	4,511,700	1,368,423
Exercised and released	—	(528,392)
Forfeited	(249,530)	(47,655)

Outstanding at December 31, 2012	4,262,170	792,376
Spin-off of Sibanye Gold—forfeited	(1,562,498)	(241,023)
Additional shares awarded due to spin-off of Sibanye	396,229	—
Granted during the year	5,310,968	2,018,771
Exercised and released	(515,025)	(1,314,156)
Forfeited	(1,862,128)	(373,896)

Outstanding at December 31, 2013	6,029,716	882,072
Granted during the year	—	4,000,559
Exercised and released	(834,010)	(2,167,802)
Forfeited	(879,049)	(552,907)

Outstanding at December 31, 2014	4,316,657	2,161,922

None of the outstanding options above have vested at year-end.

The Group uses the Monte-Carlo Simulation to value the Performance Shares. The inputs to the model for awards granted during the period were as follows:

	2014	2013
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	33.1%
Expected term (years)	—	3.00
Dividend yield	—	4.60%
Weighted average three year risk free interest rate (based on US interest rates)	—	0.20%
Weighted average fair value (South African rand)	—	79.83

A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions. The actual valuation is developed using a Monte-Carlo analysis of the future share price of Gold Fields:

Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	43.5%	32.0%
Expected term (months)	9 - 18	9 - 18
Dividend yield	0.60%	4.60%
Weighted average three year risk free interest rate (based on SA interest rates)	5.50%	4.10%
Weighted average fair value (South African rand)	40.28	72.42

(b) The Gold Fields Limited 2005 Share Plan: At Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Share Plan, or the 2005 Plan, under which employees, including executive directors, would be compensated going forward.

The 2005 Plan provided for two types of awards: performance vesting restricted shares, or PVRS, and performance allocated share appreciation rights, or SARS. The PVRS will only be released to participants and the SARS will vest three years after the date of the award and/or allocation of such shares. However, in respect of the PVRS, Company performance criteria need to be met in respect of awards to executives. The size of the initial allocation of SARS and PVRS was dependent on the performance of the participant at the time of allocation. The allocations under The 2005 Plan were usually made annually in March.

No further allocations of options under this plan are being made following the introduction of the Gold Fields Limited 2012 Share Plan (see above) and the plan will be closed once all options have been exercised or forfeited. Currently the last date of expiry of SARS is December 1, 2017.

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price $

Outstanding at December 31, 2011	7,369,112	5,030,143	13.27
Exercised and released	(1,798,082)	(259,455)	12.99
Forfeited	(584,814)	(451,779)	14.30

Outstanding at December 31, 2012	4,986,216	4,318,909	12.53
Spin-off of Sibanye Gold - forfeited	(2,221,264)	(1,077,878)	11.99
Additional shares awarded due to spin-off of Sibanye	538,562	465,346	10.72
Exercised and released	(1,857,614)	—	—
Forfeited	(214,929)	(554,649)	10.61

Outstanding at December 31, 2013	1,230,971	3,151,728	8.89
Exercised and released	(1,217,700)	—	—
Forfeited	(13,271)	(1,333,467)	8.62

Outstanding at December 31, 2014	—	1,818,261	7.89

In terms of the 2005 Plan rules, PVRS were granted for no consideration, vested after three years from grant date and did not expire.

In terms of the 2005 Plan rules, SARS expire no later than six years from the grant date and vested three years after grant date. The average exercise price for SARS outstanding at December 31, 2014 was $7.89.

Included in the above are 1,818,261 (2013: 2,095,543 and 2012: 1,605,403) vested SARS with an average instrument price of $7.89 (2013: $8.31 and 2012: $12.84).

At the time the 2005 Plan was first implemented, the release of PVRS was subject to, among other things, the Group’s relative performance on the Philadelphia XAU Index, or the XAU Index. In fiscal year ended June 30, 2008, it became evident that the XAU Index was not representative of Gold Fields’ peer competitors, as some of the companies in the XAU Index are not pure gold mining companies. Furthermore, since the selection of the XAU Index as a benchmark, a number of relatively small gold producers have been included in the XAU Index and again these cannot be regarded as representative of Gold Fields’ peer competitors. Accordingly, instead of using the XAU Index, Gold Fields’ performance is therefore measured against only five gold mining companies whom it believes can be regarded as its peer competitors.

During the years ended December 31, 2013 and December 31, 2012 some share appreciation rights’ expiry dates were extended to enable participants who were disadvantaged due to the closed period to be placed in an equitable position. There was no incremental share-based compensation resulting from this modification. No expiry dates were extended during 2014.

The following executive directors were affected by the modification:

December 31, 2012	Number of options	Average instrument price $	Contractual life extended by (years)
NJ Holland	49,000	12.80	0.06
PA Schmidt	43,310	12.68	0.06

December 31, 2013	Number of options	Average instrument price $	Contractual life extended by (years)
NJ Holland	121,428	8.21	0.16
PA Schmidt	75,082	8.56	0.17

The following tables summarize information relating to the options outstanding at December 31, 2014 and December 31, 2013.

	Outstanding SARS at December 31, 2014
	Price range $	Number of options	Contractual life (in years)	Weighted average exercise price $

Range of prices	5.19 - 7.35	580,833	1.22	6.56
	7.36 - 9.51	454,131	0.33	8.17
	9.52 - 11.68	769,159	2.33	8.94
	11.69 - 13.84	14,138	3.01	10.25

Total		1,818,261	1.48	7.89

	Outstanding SARS at December 31, 2013
	Price range	Number of options $	Contractual life (in years)	Weighted average exercise price $

Range of prices	5.80 - 8.22	873,064	2.22	7.33
	8.23 - 10.64	1,217,915	0.90	9.00
	10.65 - 13.06	1,033,784	3.34	10.00
	13.07 - 15.47	26,965	4.01	11.46

Total		3,151,728	2.09	8.89

The PVRS have not been included in the table above as they vest automatically after three years and are granted for no consideration.

(c) GF Management Incentive Scheme: Prior to approval of The 2005 Plan, share options were available to executive officers and other employees, as determined by the Board of Directors under The GF Management Incentive Scheme. This scheme was introduced to provide an incentive for certain officers and employees to acquire shares in the Company. No further allocations of options under this scheme are being made following the introduction of the Gold Fields 2005 Share Plan (see above) and the scheme was closed during the year ended December 31, 2013 as all options relating to this scheme were exercised or lapsed during the year.

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price $
Outstanding at December 31, 2011	311,225	9.04
Exercised and released	(204,570)	8.38
Forfeited	(31,155)	9.02

Outstanding at December 31, 2012	75,500	10.09
Spin - off of Sibanye Gold - forefeited	(28,100)	10.09
Exercised and released	(31,147)	6.17
Forfeited	(16,253)	9.68

Outstanding at December 31, 2013 and 2014	—	—

The directors were authorised to issue and allot all or any of such shares required for the plans, but in aggregate all plans may not exceed 35,309,563 of the total issued ordinary shares capital of the Company. An individual participant may also not be awarded an aggregate of shares from all or any such plans exceeding 3,530,956 of the Company’s total issued ordinary share capital. The unexercised options and shares under all plans represented 1.08% of the total issued ordinary share capital at December 31, 2014. No further allocations of options are being made under any of these plans.

The compensation cost related to awards not yet recognized in the statement of operations under all schemes amounts to $14.3 million and is to be spread over two years.

18.3	Long-term incentive plan—liability-settled

On 1 March 2014, the Remuneration Committee approved the Gold Fields Limited Long-term cash incentive plan (“LTIP”). The plan provides for key senior managers to receive a cash award conditional on the achievement of specified performance conditions relating to total shareholder return and free cash flow margin. The conditions are assessed over the performance cycle which runs over three calendar years. The estimated expense associated with awards issued under this plan is recorded over the service period from the date of award to the payment date. The expected timing of the cash outflows in respect of each grant is at the end of three years after the original award was made.

The charge for the LTIP has been recognized in the statement of operations under the captions production costs, corporate expenditure, exploration expenditure and other expenses. The cost for the fiscal year ended December 31, 2014 is $8.7 million (fiscal 2013: $nil and fiscal 2012: $nil)

	December 31, 2014	December 31, 2013
Long-term cash incentive plan		—
Opening balance	—	—
Cash awards raised during the year	8.7	—
Changes in estimates	0.3	—
Forfeited awards	(0.3)	—
Translation adjustment	(0.4)	—

Balance at close	8.3	—

The fair value of the awards made under this plan are valued using the Monte Carlo simulation model. The inputs to the model were as follows:

	December 31, 2014	December 31, 2013
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	44.4%	—
Expected term (years)	3	—
Three year risk free interest rate (based on US interest rates)	2.2%	—